Retirement Benefit Plans - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
- Discount rate for scheme liabilities	2.90%	2.50%	2.80%
- General price inflation	3.20%	3.20%	3.10%
- General salary increase	1.00%	1.00%	1.00%
- Expected rate of pension increase	2.90%	2.90%	2.90%
Longevity at 60 for current pensioners, on the valuation date:
- Males	27 years 3 months 18 days	27 years 4 months 24 days	27 years 9 months 18 days
- Females	30 years 1 month 6 days	30 years 1 month 6 days	30 years 3 months 18 days
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
- Males	28 years 8 months 28 days	28 years 10 months 24 days	30 years
- Females	31 years 7 months 6 days	31 years 8 months 12 days	32 years 2 months 12 days